Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Other Expenses
Schedule of other income and other expenses
	2020	2019
Income
Income from investment in CFS Partners	$684,891	$588,696

Expenses
Outsourcing expense	$473,426	$428,668
Service contracts - administration	506,144	539,510
Marketing	425,000	450,533
State deposit tax	704,047	669,502
ATM fees	486,590	434,270